John Hancock U.S. Growth Fund Average Annual Total Returns - Class A C I R2 R4 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	13.92%	13.53%	15.86%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.41%	10.82%	13.22%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.74%	9.99%	12.22%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	18.01%	13.84%	15.59%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	20.24%	14.99%	16.76%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	19.73%	14.55%	16.31%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	20.06%	14.88%	16.62%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	20.31%	15.10%	16.88%